14. Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

NOTE 14. COMMITMENTS AND CONTINGENCIES

On April 1, 2018, the Company changed its principal place of business to 2 Park Plaza, Suite 1200 – B. Irvine, CA 92614. This space is provided on a twelve-month term by a company to which Mr. Nicosia, one of the Company’s directors, serves as Chief Executive Officer. Monthly rent is $1,000; however, as of the date of this filing, the Company has not made any rent payments and continues to accrue those amounts as accounts payable.

In March 2019, the Company temporarily moved its principal place of business to Suite 206, 1180 Sunset Drive, Kelowna, BC, Canada Z1Y 9W6, which the Company rented under an oral sublease from PLC International Investments Inc, a company owned and controlled by Dominic Colvin, the Company’s current CEO, President, and a director. This location consists of approximately 500 sq. feet. The Company continues to occupy this location as of the date of this Report and pays a monthly rent of $1,500 (CAD).

Effective March 22, 2019, the Company moved into a new principal place of business and entered into a lease agreement to lease three offices at Suite 3600, 888 3 St SW, Calgary, Alberta, Canada, T2P 5C5. The lease may be terminated by either party on 30 days’ notice. Rent is $4,000 CAD per month. This space was provided by a company to which, Mr. Orman, one of the Company’s directors, serves as a Director.

NOTE 14.	COMMITMENTS AND CONTINGENCIES

On April 1, 2018, the Company changed its principal place of business to 2 Park Plaza, Suite 1200 – B. Irvine, CA 92614. This space is provided on a twelve-month term by a company to which Mr. Nicosia, one of the Company’s directors, serves as Chief Executive Officer. Monthly rent is $1,000, however, as of the date of this filing, the Company has not made any rent payments and continues to accrue those amounts as accounts payable.

In March 2019, the Company temporarily moved its principal place of business to Suite 206 1180 Sunset Drive, Kelowna, BC, Canada Z1Y 9W6, which the Company rented under an oral sublease from PLC International Investments Inc, a company owned and controlled by Dominic Colvin, the Company’s current CEO, President, and a director. This location consists of approximately 500 sq. feet. The Company continues to occupy this location as of the date of this Report and pays a monthly rent of $1,500 (CAD).

Effective March 22, 2019, the Company entered into a lease agreement to lease three offices at 3600 888 3 St SW, Calgary, Alberta, Canada, T2P 5C5. The lease may be terminated by either party on 30 days’ notice. Rent is $4,000 CAD per month. This space was provided by a company to which, Mr. Orman, one of the Company’s directors, serves as a Director.

Effective June 11, 2019, the Company entered into a Securities Purchase Agreement with Sunniva, Inc., a British Columbia, Canada corporation (“Sunniva”) wherein the Company agreed to acquire all of the issued and outstanding securities of Sunniva’s wholly-owned subsidiaries Sunniva Medical Inc. (“SMI”) and 1167025 B.C. LTD (“1167025”). The purchase price is CAD$20,000,000 of which CAD$1,000,000 was payable on or before June 21, 2019, and CAD$19,000,000 payable at closing.

On October 2, 2019, the Company entered into an Extension Agreement with Sunniva wherein Sunniva has agreed to amend the settlement of the purchase price to CAD $16.0 million in cash and CAD $4.0 million by way of the Company’s issuance of a promissory note from the previous all-cash settlement of CAD $20.0 million. Sunniva received an incremental non-refundable deposit of CAD $700,000 as part of the amended terms, which will be applied to the purchase price at closing and the closing date was amended to October 31, 2019. As of the date of this Report, the Company is engaged in discussions with Sunniva to extend the closing date to November 30, 2019.

On March 16, 2020, the Company and Sunniva entered into a third amendment to the agreement, again amending the terms of the purchase price and resetting the proposed closing date of this transaction to be on or before March 31, 2020. The purchase price was amended to CAD $12.9 million in cash and CAD $7.1 million through the issuance of 3,566,687 of the Company’s newly created Series C Convertible, Redeemable Preferred Shares (the “Consideration Shares”). The Consideration Shares will pay an 8% cumulative dividend, are convertible into shares of the Company’s Common Stock and will give certain retraction rights based on the Company’s future capital raises.

Although the transaction had not closed as of the date of this Report, both parties remain committed to closing the transaction.